Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 14,293	$ 16,114	$ 10,714
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	5,800	1,150	1,475
Depreciation expense	2,265	2,062	1,797
Net amortization of investment securities, premiums, and discounts	1,493	1,386	1,506
Change in fair value of mortgage servicing rights	903	739	27
Investment securities (gains) losses, net	(61)	40	(255)
(Gains) losses on sales and dispositions of premises and equipment	(104)	48	3
Gain on sales and dispositions of other real estate	(224)	(122)	(14)
Gain on branch sale, net		(2,183)
Provision for other real estate owned	5	49	26
Increase in accrued interest receivable	(159)	(319)	(535)
Increase in cash surrender value - life insurance	(53)	(78)	(58)
Decrease in other assets	9	1,158	854
Operating lease liabilities	(87)	(201)
(Decrease) increase in accrued interest payable	(299)	101	481
Increase (decrease) in other liabilities	1,907	(718)	667
Origination of mortgage loans held for sale	(193,488)	(43,355)	(36,469)
Proceeds from the sale of mortgage loans held for sale	195,926	44,281	36,990
Gain on sale of mortgage loans, net	(7,109)	(771)	(721)
Other, net	(866)	(290)	(186)
Net cash provided by operating activities	20,151	19,091	16,302
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(980)	(988)	(8,787)
Proceeds from maturities of certificates of deposit in other banks	2,466	2,373
Net increase in loans	(118,407)	(23,530)	(79,298)
Purchase of available-for-sale debt securities	(100,206)	(31,106)	(103,078)
Proceeds from maturities of available-for-sale debt securities	52,962	39,467	34,586
Proceeds from calls of available-for-sale debt securities	21,285	16,165	1,685
Proceeds from sales of available-for-sale debt securities	5,845	21,503	77,168
Purchases of FHLB stock	(2,018)	(6,522)	(4,713)
Proceeds from sales of FHLB stock	1,492	6,390	5,591
Purchases of premises and equipment	(1,828)	(2,168)	(2,326)
Proceeds from sales of premises and equipment	178	17	13
Proceeds from Bank owned life insurance policy		222
Payment for branch sale, net		(6,700)
Proceeds from sales of other real estate and repossessed assets	516	1,435	585
Net cash (used in) provided by investing activities	(138,695)	16,558	(78,574)
Cash flows from financing activities:
Net increase in demand deposits	121,325	3,999	17,477
Net increase (decrease) in interest-bearing transaction accounts	109,477	3,548	29,572
Net decrease in time deposits	(33,717)	(8,865)	25,607
Net increase in federal funds purchased and securities sold under agreements to repurchase	17,882	2,625	(2,913)
Repayment of FHLB advances and other borrowings	(59,245)	(176,708)	(220,542)
FHLB advances	69,000	178,474	194,313
Issuance of stock under equity compensation plan			135
Purchase of treasury stock	(906)		(179)
Cash dividends paid - common stock	(3,030)	(2,684)	(1,993)
Net cash provided by financing activities	220,786	389	41,477
Net increase (decrease) in cash and cash equivalents	102,242	36,038	(20,795)
Cash and cash equivalents, beginning of year	78,121	42,083	62,878
Cash and cash equivalents, end of year	180,363	78,121	42,083
Cash paid during the year for:
Interest	10,023	15,150	12,719
Income taxes	2,305	3,620	241
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	73	452	1,106
Net deposits and fixed assets transferred to other assets related to the Branson branch sale		(8,885)
Right of use assets obtained in exchange for new operating lease liabilities	169	2,424
Stock dividends	$ 3,829	$ 5,795	$ 5,014